Basis of Semiannual Condensed Consolidated Financial Statements (Narrative) (Detail) - Consolidation of Certain Variable Interest Entities [Member] - JPY (¥) ¥ in Millions	Sep. 30, 2016	Apr. 01, 2016
Investment Funds [Member]
Recently Issued Accounting Pronouncements:
Net increase in the consolidated assets		¥ 628,236
Net increase in the consolidated liabilities		32,254
Noncontrolling Interests [Member]
Recently Issued Accounting Pronouncements:
Cumulative effect of change on Equity	¥ 595,982
Noncontrolling Interests [Member] | Investment Funds [Member]
Recently Issued Accounting Pronouncements:
Cumulative effect of change on Equity		¥ 595,982